Debt - Additional Information (Detail) $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 28, 2022 MXN ($)	Aug. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Weighted average cost of borrowed funds	5.38%	3.78%
Subtotal lines of credit and others	$ 510,589,480	$ 564,030,102
Borrowings month in which the amount may be called	2023-05
Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 50,000,000
Senior Notes [Member] | AMX 22-2 [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued					24,002,000
Senior Notes [Member] | AMX 22X [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued					24,002,000
Senior Notes [Member] | AMX 22UX [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued					$ 24,002,000
Euros [member]
Disclosure of detailed information about borrowings [line items]
Subtotal lines of credit and others	$ 129,358,533	167,396,781
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Subtotal lines of credit and others		12,882,081
Percentage of securities received	88.60%		88.60%	88.60%
Hybrid Notes [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Subtotal lines of credit and others		12,882,081
Revolving Syndicated Credit Facility One [member]
Disclosure of detailed information about borrowings [line items]
Loan amount			$ 1,500
Borrowings, maturity	2026
Revolving Syndicated Credit Facility Two [member]
Disclosure of detailed information about borrowings [line items]
Loan amount			$ 2,500
Borrowings, maturity	2024
Syndicated revolving credit facilities [member] | Telekom Austria [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | €				€ 1,000
Series One Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | €				€ 550
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2073
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Subtotal lines of credit and others	$ 17,076,000	$ 84,856,000
Lines of credit [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		2022
Subtotal lines of credit and others	17,052,458	$ 18,737,572
Commercial Paper [member] | Commercial Paper One Two Three And Four Maturing In Two Thousand And Twenty Three [Member]
Disclosure of detailed information about borrowings [line items]
Commercial papers issued	2,598,000					€ 2,000
Line of credit and others [member]
Disclosure of detailed information about borrowings [line items]
Subtotal lines of credit and others	$ 71,560,463	$ 84,904,014
Mexico [member]
Disclosure of detailed information about borrowings [line items]
Commissions or the reimbursements for Mexican tax withholdings	4.90%